UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2007 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)- 92.8%
Aerospace/Defense- 0.9%

Axle Tech International	BTL-B	B2	B+	7.36%	10/21/12	$214,286	$212,499
McKechnie Aerospace De, Inc.	2nd Lien	Caa1	CCC+	10.20	05/11/15	1,500,000	1,402,499
SI International, Inc.	BTL	B1	B+	7.20-8.00	02/09/11	714,435	706,397
Wesco International	2nd Lien	Caa1	B	10.95	03/28/14	500,000	498,749

							2,820,144

Automobile-1.6%

FleetPride Corp.	BTL-B	B3	B	7.63-7.70	06/06/13	226,563	221,322
KAR Holdings, Inc.	BTL	B2	B-	7.45	10/20/13	1,995,000	1,926,243
Key Safety Systems, Inc.	1st Lien	B2	B+	7.61-7.75	03/08/14	1,492,500	1,406,680
Ozburn-Hessey Holding Co. LLC	BTL	B3	B	8.57-8.58	08/10/12	513,175	494,572
United Components, Inc.	Tranche D	B3	B	7.38	06/30/10	493,182	482,084
Visteon Corp.	BTL-B	B3	B	8.38	12/13/13	1,000,000	943,055

							5,473,956

Beverage, Food & Tobacco-3.3%

Aramark Corp.	LOC	B1	B+	7.20	01/26/14	244,274	240,380
Aramark Corp.	BTL	B1	B+	7.20	01/26/14	3,417,805	3,363,335
B&G Foods, Inc.	BTL-B	B2	B	7.51	02/26/13	565,217	561,684
Best Brands Corp.	BTL-C	Ca2	CCC+	10.57	06/30/13	1,421,817	1,372,052
Birds Eye Foods, Inc.	BTL	B1	B+	6.95	03/22/13	861,667	835,817
Dean Foods Co.	BTL-B	Ba3	BB	6.70	04/02/14	995,000	972,613
Dole Food Co., Inc.	BTL-B	B2	B	7.44-8.75	04/12/13	206,163	200,010
Dole Food Co., Inc.	BTL-C	B2	B	7.44-8.75	04/12/13	687,209	666,700
Dole Food Co., Inc.	CLD	B2	B	5.23	04/12/13	93,023	90,247
Fresh Start Bakeries, Inc.	2nd Lien	Caa1	CCC+	10.94	03/29/14	250,000	248,750
Leiner Health Products Group, Inc.	BTL-B	Caa2	CCC+	9.65-9.70	05/27/11	489,873	465,992
NPC International, Inc.	BTL	B2	B+	6.88-7.56	05/03/13	1,600,000	1,566,000
Pierre Foods, Inc.	BTL-B	B1	B+	7.78	06/30/10	702,738	693,075
Pinnacle Foods Group, Inc.	BTL-B	B3	B-	7.95	03/30/14	997,500	964,250

							12,240,905

Broadcasting & Entertainment-9.9%

Century - TCI California LP #(5)	Revolver	NR	NR	7.75	12/31/07	10,000	9,900
Cequel Communications LLC	2nd Lien	B2	B+	7.36-8.75	11/05/13	1,990,000	1,916,247
Charter Communications Operating LLC	BTL	Caa1	B-	7.36	03/06/14	4,000,000	3,871,428
Citadel Broadcasting Co.	BTL-B	Ba3	B+	6.76-6.83	05/31/14	6,000,000	5,746,878
CSC Holdings, Inc.	BTL-B	B2	BB	7.57	02/24/12	2,471,231	2,441,267
Cumulus Media, Inc.	BTL	Ba3	B	6.88-7.55	06/07/14	1,968,400	1,928,211
Gray Television, Inc.	BTL-B	Ba3	B	6.86	12/31/14	1,000,000	964,583
Haights Cross Operating Co.	BTL	B1	B-	10.06	08/20/08	1,437,594	1,434,000
HIT Entertainment, Ltd.	2nd Lien	B3	B-	10.86	02/26/13	1,000,000	960,000
Insight Midwest Holdings LLC	BTL-B	B1	BB-	7.11	04/06/14	3,000,000	2,947,500
Intelsat Zeus, Ltd.	BTL	B2	B+	7.36	07/03/13	977,613	969,792
Mission Broadcasting, Inc.	BTL-B	B2	B	6.95	08/14/12	1,191,873	1,150,158
Nexstar Broadcasting, Inc.	BTL-B	B2	B	6.95	08/14/12	1,128,761	1,089,254
NextMedia Operating	2nd Lien	Caa1	CCC+	9.63	11/15/13	500,000	477,500
PanAmSat Corp.	BTL-A	B2	B+	7.36	07/03/12	125,953	124,497
PanAmSat Corp.	BTL-B2	B2	B+	7.36	01/03/14	4,264,112	4,219,693
Radio Systems Corp.	BTL-B	B1	B	8.36	09/15/13	495,000	492,216
Spanish Broadcasting Systems, Inc.	1st Lien	B1	B-	6.95	06/10/12	975,000	927,774
Univision Communications, Inc. (8)	BTL-B	B1	B	7.61	03/28/14	3,758,389	3,583,782
WideOpenWest Finance LLC	BTL	B3	B-	7.67-7.86	06/22/14	1,000,000	961,667
Young Broadcasting, Inc.	BTL	B3	CCC+	7.75-7.88	11/03/12	977,500	916,406

							37,132,753

Buildings & Real Estate-4.1%

Atrium Cos., Inc.	BTL	B2	B	8.61-8.84	05/31/12	439,703	403,428
Brand Services, Inc.	1st Lien	B1	B	7.63-7.81	02/07/14	1,990,000	1,902,938
Brickman Group Holdings, Inc.	BTL-B	B2	B+	7.20	01/23/14	1,990,000	1,935,275
Building Materials Holding Corp.	Junior 2nd Lien	Caa1	BB-	11.31	09/15/14	1,000,000	852,500
Building Materials Holding Corp.	BTL	B2	BB-	8.13-9.50	02/22/14	992,519	916,839
LandSource Communities Development LLC	1st Lien	Ba3	BB	8.25-9.50	02/27/13	995,000	886,616
LandSource Communities Development LLC	2nd Lien	B2	BB	10.00	02/27/14	500,000	388,334
Masonite International Corp.	BTL	B2	B+	7.36	04/05/13	1,468,724	1,386,721
Masonite International Corp.	CND TL	B2	B+	7.36	04/05/13	1,466,220	1,384,356
North Las Vegas	1st Lien	B2	BB-	7.88	05/09/11	290,911	261,820
North Las Vegas	2nd Lien	Caa1	B-	12.13	05/09/12	250,000	215,000
PGT Industries, Inc.	BTL-A2	B2	B	8.13-8.71	02/14/12	475,610	456,585
Realogy Corp.	CLTL	B3	BB	8.32	04/10/13	742,424	697,136
Realogy Corp.	BTL	B3	B+	8.36	10/10/13	2,750,682	2,582,890
Tensar Earth Technologies	BTL-B	B2	B	8.11	10/31/12	949,541	925,802
Yellowstone Club	2nd Lien	B1	B+	7.50	09/30/10	207,333	196,967

							15,393,207

Cargo Transport-2.7%

Cardinal Logistics Management, Inc.	2nd Lien	NR	NR	10.88	03/23/14	1,000,000	950,000
Dockwise Transport BV	BTL-B2	B1	B	8.24	04/01/15	500,000	480,000
Dockwise Transport BV	BTL-B1	B1	B	7.74	04/01/15	244,379	234,604
Dockwise Transport BV	BTL-C	B1	B	8.24	04/01/16	244,379	235,521
Dockwise Transport BV	BTL-C2	B1	B	8.24	04/01/16	500,000	481,875
Dockwise Transport BV	BTL-D1	B1	B	9.86	07/12/16	500,000	480,000
Dockwise Transport BV	BTL-D2	B1	B	9.86	07/12/16	1,000,000	960,000
Greatwide Logistics Services, Inc.	2nd Lien	Caa1	CCC	11.70	06/19/14	1,000,000	875,000
Hertz Corp.	Tranche B	Ba3	BB-	7.55-7.56	12/21/12	348,033	343,281
RailAmerica, Inc.	BTL-B	Ba3	NR	7.81	12/30/08	1,000,000	987,500
Swift Transportation Co., Inc.	BTL-B	B2	B	8.38	05/10/14	4,418,605	4,032,768

							10,060,549

Chemicals, Plastics & Rubber-4.1%

Brenntag AG	BTL-B2	B2	B	7.39	01/20/14	200,909	193,961
Brenntag AG	BTL	B2	B	7.39	01/20/14	49,091	47,393
Celanese AG	BTL-B	Ba3	BB-	7.11	04/02/14	2,493,750	2,448,745
Cognis GmbH	STFA	B2	B	7.69	05/01/15	1,000,000	934,375
Cristal Inorganic Chemicals US, Inc.	1st Lien	B2	B	7.61	05/21/14	1,000,000	963,750
Hexion Specialty Chemicals, Inc.	BTL-C1	B2	B	7.63	05/05/13	813,323	803,475
Hexion Specialty Chemicals, Inc.	BTL-C2	B2	B	7.81	05/05/13	176,231	174,097
Huntsman International LLC	BTL-B	Ba3	BB-	6.89	04/19/14	2,000,000	1,989,108
Ineos US Finance LLC	BTL-B	B1	B+	7.58	12/16/13	720,900	713,241
Ineos US Finance LLC	BTL-C	B1	B+	7.86-7.95	12/16/14	720,703	713,045
ISP Chemco, Inc.	BTL-B	Ba3	B+	7.13-7.31	06/04/14	1,496,250	1,449,961
Kraton Polymers LLC	BTL-B	B1	B	7.36	05/12/13	388,659	380,886
Momentive Performance	BTL	B3	B	7.82	12/04/13	992,500	972,030
Rockwood Specialties Group, Inc.	Tranche D	B1	B+	7.11	12/13/13	1,950,000	1,902,198
Wellman, Inc.	2nd Lien	Caa1	CCC	12.11	02/10/10	1,000,000	865,000
Yankee Candle Co.	BTL-B	B2	B	7.20	02/06/14	995,000	974,271

							15,525,536

Containers, Packaging & Glass-2.7%

Boise Cascade Holdings LLC	Delayed Draw	Ba2	BB	6.72	04/30/14	365,954	364,277
Boise Cascade Holdings LLC	BTL-E	Ba2	BB	6.71-7.09	04/30/14	1,625,876	1,618,424
Captive Plastics	BTL	B2	B-	7.95	08/08/11	416,345	409,059
Captive Plastics	2nd Lien	Caa1	CCC	12.61	02/18/12	1,000,000	990,000
Domtar, Inc.	BTL	Ba3	BB-	7.19	03/05/14	1,612,500	1,575,816
Georgia-Pacific Corp.	BTL-B	Ba3	BB-	6.95-7.47	12/20/12	1,965,000	1,928,534
Graham Packaging Co. LP	BTL-B	B2	B	7.63-8.00	10/30/11	2,985,000	2,947,067
MMGS Packaging Acquisition	2nd Lien	NR	NR	10.86	03/10/14	500,000	475,000

							10,308,177

Diversified/Conglomerate Manufacturing-2.7%

Accuride Corp.	BTL-B	B1	B+	7.81-7.86	01/31/12	1,071,364	1,049,936
Aearo Technologies, Inc.	2nd Lien	B2	B-	10.86	11/30/14	1,340,000	1,287,238
Cinram International, Inc.	BTL-B	B1	BB-	7.36	05/05/11	992,462	922,990
Culligan International Co.	BTL-B	B2	B	7.61-7.38	11/24/12	997,500	941,391
Enersys Capital, Inc.	BTL	Ba3	BB	6.96-7.57	03/17/11	580,612	570,452
Maxim Crane Works LP	BTL-B	B1	B+	7.36-7.51	06/29/14	997,500	947,625
Oshkosh Truck Corp.	BTL-B	Ba3	BB	7.45	12/06/13	987,500	975,342
RGIS LLC	Delayed Draw	B2	B-	7.63	05/01/14	47,500	45,303
RGIS LLC	BTL-B	B2	B-	8.07	05/01/14	950,000	906,063
Veyance Technologies, Inc. (8)	1st Lien	B2	B	7.86	07/02/14	2,625,000	2,559,375

							10,205,715

Diversified/Conglomerate Service-1.0%

Billing Services Group #	BTL-A	B1	B+	8.31	05/11/12	462,500	462,500
Bridge Information Systems, Inc. + # @ (5) (6)	BTL-B	Caa1	D	10.75	05/29/05	412,852	0
Coinstar, Inc.	BTL	Ba2	BB	7.36	07/07/11	788,436	780,552
NES Rentals Holdings	2nd Lien	Caa1	B-	12.13	07/20/13	2,157,140	2,106,808
Protection One, Inc.	BTL	B2	B+	7.76-7.82	04/18/11	459,469	450,280

							3,800,140

Electronics-3.0%

Affiliated Computer Services	FSRI	Ba2	BB	7.57-7.82	03/20/13	987,500	974,471
Aspect Software, Inc.	Tranche A-1	B2	B	8.25	07/11/11	495,000	472,725
Infor Global Solutions	Delayed Draw	B3	B-	8.95	07/28/12	339,429	328,821
Infor Global Solutions	BTL	B3	B-	8.95	07/28/12	650,571	630,241
Itron, Inc.	BTL	B1	B+	7.36	04/18/14	995,000	983,184

Reynolds & Reynolds Co.	1st Lien	B1	B+	7.20	10/25/12	953,415	928,388
Reynolds & Reynolds Co.	2nd Lien	B3	B-	10.70	10/25/13	250,000	250,000
Sensata Technologies BV	BTL-B	B2	B+	7.11	04/30/13	1,984,925	1,914,388
Sungard Data Systems, Inc.	BTL-B	B2	B+	7.36	02/28/14	4,907,937	4,833,042

							11,315,260

Finance-3.5%

Amwins Group, Inc.	1st Lien	B2	B-	8.05-8.17	06/08/13	1,995,000	1,865,325
Bankruptcy Management Solutions	2nd Lien	Caa1	CCC+	11.38	07/31/13	247,500	242,550
First Data Corp.	BTL-B1	B2	BB-	7.96	09/25/14	1,500,000	1,440,000
First Data Corp.	BTL-B3	B2	BB-	7.96	09/25/14	1,000,000	970,000
Hub International Holdings, Inc. (8)	BTL	B3	B	8.20	06/13/14	2,444,853	2,392,900
Hub International Holdings, Inc. (8)	Delayed Draw	B3	B	8.01	06/13/14	172,549	168,882
iPayment, Inc.	BTL-B	B2	B	7.36-7.75	05/10/13	1,959,902	1,861,906
National Processing Co. LLC	1st Lien	B3	B	8.36-9.75	09/29/13	987,179	972,372
National Processing Co. LLC	2nd Lien	Caa2	CCC+	11.86	09/29/14	500,000	493,750
Neff Corp.	2nd Lien	B3	B	8.90	10/31/14	500,000	453,542
NES Tanks	2nd Lien	B3	B	9.11	04/06/14	500,000	486,875
Rental Service Corp.	2nd Lien	B3	B-	8.86	11/30/13	795,841	775,945
RiskMetrics Group Holdings LLC	2nd Lien	B1	B	10.86	07/11/14	250,000	246,406
TransFirst Holdings, Inc.	BTL-B	B3	B	8.11	06/15/14	997,500	958,847

							13,329,300

Healthcare, Education & Childcare-7.1%

AMR/EmCare Holdings	BTL	B1	B+	7.72-7.75	02/10/12	642,124	628,077
Biomet, Inc. (7)	BTL-B	B2	B+	8.20	03/25/15	2,000,000	1,979,642
CHG Cos., Inc.	2nd Lien	B3	CCC+	11.82	12/20/13	1,000,000	955,000
Community Health Systems, Inc. (8)	BTL-B	B1	BB	7.76	07/15/14	3,752,514	3,693,179
DaVita, Inc.	BTL-B	Ba3	BB-	6.70-7.01	10/05/12	2,000,000	1,967,500
Gambro AB	BTL-B	B2	B-	7.87	12/06/14	500,000	482,813
Gambro AB	BTL-C	B2	B-	8.37	12/06/15	500,000	488,750
HCA, Inc.	BTL-A	B2	B+	6.70	11/17/12	1,484,339	1,443,448
HCA, Inc.	BTL-B	B2	B+	7.45	11/17/13	3,974,987	3,905,425
Health Management Associates	BTL-B	Ba3	B+	6.88-6.95	02/16/14	2,985,000	2,844,147
IASIS Healthcare Corp. (8)	Delayed Draw	B2	B+	7.70-7.72	06/15/14	352,941	337,279
IASIS Healthcare Corp. (8)	LOC	B2	B+	7.62	06/15/14	127,186	121,542
IASIS Healthcare Corp. (8)	BTL	B2	B+	7.36	06/15/14	1,388,887	1,327,255
Magellan Health Services, Inc.	BTL	Ba2	B+	7.50	08/15/08	104,167	102,083
Magellan Health Services, Inc.	CLC	Ba2	B+	5.60	08/15/08	277,778	272,222
PTS Pharmaceuticals	BTL-B	B2	B+	7.45	04/10/14	1,995,000	1,915,200
Reable Therapeutics Finance LLC	BTL-B	B2	B+	7.82-7.86	11/03/13	990,003	980,103
Spectrum Labs	BTL-B	NR	NR	8.61	12/23/11	982,500	960,394
Team Health, Inc.	BTL-B	B2	B+	7.20-7.35	11/23/12	245,625	232,730
Vanguard Health Systems, Inc.	Tranche 1	Ba3	B	7.45	09/23/11	972,823	944,854
Warner Chilcott Corp.	BTL-B	B2	B+	7.20-7.36	01/18/12	860,874	841,935
Warner Chilcott Corp.	BTL-C	B2	B+	7.20	01/18/12	257,646	251,978

							26,675,556

Home & Office Furnishings, Housewares & Durables-0.9%

Jarden Corp.	BTL-B1	B1	BB+	7.11	01/24/12	1,030,514	1,003,946
Jarden Corp.	BTL-B2	B1	BB-	6.95	01/24/12	548,896	534,745
National Bedding Co.	2nd Lien	Caa1	BB	10.57	08/31/12	1,000,000	916,667
Simmons Co.	BTL-C	B2	B	6.94-7.44	12/19/11	843,120	817,826

							3,273,184

Hotels, Motels, Inns, & Gaming- 4.2%

CCM Merger, Inc.	BTL-B	B1	B	7.20-7.72	07/13/12	488,754	474,702
Fairmont Hotels and Resorts	BTL-B	NR	NR	8.75	06/15/11	750,327	742,824
Golden Nugget, Inc. (8)	1st Lien	B3	CCC	7.13-7.76	06/08/14	1,272,727	1,239,318
Green Valley Ranch Gaming LLC	2nd Lien	Caa1	CCC+	8.79	07/08/14	1,000,000	952,500
Isle of Capri Casinos, Inc. (8)	BTL	B1	BB-	6.89	11/30/13	1,173,529	1,133,629
Isle of Capri Casinos, Inc. (8)	Delayed Draw	B1	BB-	6.89	11/30/13	469,412	453,452
Las Vegas Sands, Inc.	BTL	Ba3	BB-	6.95	04/17/14	2,992,500	2,920,806
New World Gaming Partners, Ltd.	1st Lien	B2	B	7.45	06/28/14	3,000,000	2,880,000
Riviera Holdings Corp.	BTL-B	B2	B	7.20	05/30/14	2,000,000	1,960,000
Trump Entertainment Resorts Holdings LP	BTL-B1	B3	B	7.90	05/20/12	488,750	482,641
Trump Entertainment Resorts Holdings LP	BTL-B2	B3	B	7.86-7.87	05/20/12	488,750	482,641
Venetian Macau, Ltd.	BTL	B1	BB-	7.45	04/01/13	500,000	489,375
Venetian Macau, Ltd.	BTL-B	B1	BB-	7.45	05/26/13	166,667	163,125
Wembley, Inc.	1st Lien	B1	B+	7.63-8.08	08/11/11	245,004	234,592
Wembley, Inc.	2nd Lien	B3	B+	9.72	08/11/11	250,000	231,250
Wimar Landco LLC	BTL	B2	B	7.45	01/07/12	1,000,000	985,833

							15,826,688

Leisure, Amusement, Entertainment-6.0%

24 Hour Fitness Worldwide, Inc.	BTL-B	B2	B	7.86-7.88	06/08/12	1,970,000	1,930,600
Audio Visual Services Group, Inc.	2nd Lien	B3	CCC+	10.67	08/28/14	1,000,000	957,500
Cedar Fair LP	BTL	Ba3	B+	7.13	08/30/12	987,500	969,807
Deluxe Entertainment Service Group, Inc.	CND TL	B1	B	7.61	05/11/13	77,346	75,026
Deluxe Entertainment Service Group, Inc.	Tranche A	B1	B	5.26	05/11/13	39,370	38,189
Deluxe Entertainment Service Group, Inc.	BTL-B	B1	B	7.45	05/11/13	851,787	826,234
Fender Musical Instruments Corp. (8)	BTL-B	B1	B+	7.65	06/06/14	666,667	643,333
Formula One Holdings	BTL-B1	NR	NR	7.92	12/31/12	1,142,857	1,100,952
Formula One Holdings	BTL-B2	NR	NR	7.92	12/31/12	857,143	825,714
Formula One Holdings	BTL-D2	NR	NR	9.04	06/30/14	1,500,000	1,451,876
Hicks Sports Group	BTL-B	B2	CCC+	7.75	12/22/10	3,000,000	2,947,500
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B	8.45	04/08/12	2,955,000	2,835,290
Panavision, Inc.	2nd Lien	Caa2	CCC+	12.36-12.86	03/30/12	500,000	473,125
Six Flags Theme Parks, Inc.	BTL	B3	B-	7.75	05/17/14	3,990,000	3,824,479
True Temper Sports, Inc.	BTL	Caa1	B	8.62-8.75	03/15/11	357,975	343,656
WMG Acquisition Corp. (8)	BTL-B	Ba3	BB-	7.36-7.54	02/28/11	3,363,310	3,291,840

							22,535,121

Machinery-1.6%

Baldor Electric Co.	BTL	B1	BB-	7.00-9.00	01/31/14	1,739,381	1,719,451
Bombardier Capital, Inc.	BTL	B1	B+	7.86-8.17	06/28/14	911,392	893,924
Generac Power Systems, Inc.	1st Lien	B2	B	9.25	11/09/13	990,000	894,535
Generac Power Systems, Inc.	2nd Lien	Caa1	CCC+	11.36	05/10/14	1,000,000	725,417
Gleason Corp.	BTL-B	B1	B+	7.36-7.75	06/30/13	974,912	960,289
NACCO Materials Handling Group, Inc.	BTL	NR	BB-	7.35-7.67	03/21/13	994,975	962,638

							6,156,254

Mining, Steel, Iron & Nonprecious Metals-0.8%

Aleris International, Inc.	BTL	B2	B+	7.56-8.75	12/19/13	995,000	950,225
Algoma Steel, Inc.	BTL-B	B3	B	8.09	06/08/13	997,500	970,069
Novelis, Inc.	CND TL	B1	BB-	7.20	06/28/14	311,719	303,796
Novelis, Inc.	BTL	B1	BB-	7.36	06/28/14	685,781	668,351
Walter Industries, Inc.	BTL	Ba3	B-	6.95-7.55	10/03/12	121,709	119,184

							3,011,625

Oil & Gas-4.8%

Alon USA, Inc. (Edgington Facility)	BTL	B2	B+	7.38-7.61	06/22/13	27,431	26,711
Alon USA, Inc. (Paramount Facility)	BTL	B2	B+	7.38-7.61	06/22/13	219,444	213,684
Atlas Pipeline Partners LP	BTL-B	B1	B+	7.88-8.11	07/19/13	2,000,000	1,997,500
ATP Oil & Gas Corp.	BTL	NR	NR	8.63-8.89	04/14/10	994,979	997,466
Big West Oil LLC (8)	BTL-B	B1	B+	7.45	05/31/14	895,000	868,150
Calumet Lubricants Co. LP	BTL	B2	BB-	9.23	11/09/12	67,054	65,378
Calumet Lubricants Co. LP	CLD	B2	B	5.58	11/09/12	44,444	43,333
CDX Funding LLC	2nd Lien	NR	NR	11.39	03/31/13	1,000,000	955,000
Coffeyville Resources LLC	LOC	Caa1	CCC+	8.26	12/28/10	162,162	157,551
Coffeyville Resources LLC	BTL-B	Caa1	CCC+	8.49-8.61	12/28/13	833,654	809,947
Connacher Oil & Gas, Ltd.	BTL-B	B1	BB	8.45	10/20/13	1,000,000	1,000,000
Dresser, Inc.	1st Lien	B2	B	7.63-8.01	05/04/14	1,979,615	1,948,436
Dresser, Inc.	2nd Lien	B3	B-	11.13	05/04/15	1,000,000	972,500
Helix Energy Solutions Group, Inc.	BTL-B	B2	BB-	7.36-7.82	05/05/13	989,940	969,151
Key Energy Services, Inc.	Tranche C	B3	CCC	7.63-7.86	06/30/12	982,500	979,737
Kinder Morgan, Inc.	BTL-B	Ba2	BB-	7.07-7.23	05/08/14	1,934,394	1,900,664
McJunkin Corp.	BTL	B1	B+	7.45	01/30/14	992,500	981,334
Targa Resources, Inc.	LOC	B1	B	7.17	10/31/12	96,774	95,976
Targa Resources, Inc.	BTL-B	B1	B	7.20-7.54	10/31/12	395,161	391,901
Venoco, Inc.	2nd Lien	Caa1	B-	9.88	04/01/14	1,000,000	985,000
Western Refining Co. LP	BTL	B1	BB-	6.88	02/28/14	1,857,143	1,828,511

							18,187,930

Personal & Nondurable Consumer Products-1.1%

American Achievement Corp.	BTL-B	Ba3	B	8.05-9.00	03/25/11	560,335	546,326
Hillman Group, Inc.	BTL-B	B2	B	8.19-8.56	03/30/11	804,401	788,313
Huish Detergents, Inc.	1st Lien	B2	B	7.20	04/25/14	2,000,000	1,887,500
Huish Detergents, Inc.	2nd Lien	Caa1	CCC+	9.45	10/26/14	1,000,000	856,667

							4,078,806

Personal, Goods & Misc. Services-1.4%

Central Parking Corp.	LOC	B2	B	7.63	05/22/14	379,310	366,034
Central Parking Corp.	1st Lien	B2	B	7.75-9.00	05/22/14	1,286,419	1,241,394
Garden Fresh Restaurants Corp.	BTL-B	B2	B	8.61	06/22/11	734,215	730,544
NEP, Inc.	BTL-B	B1	B	7.45	02/16/14	994,997	938,406
Sabre Holdings Corp.	BTL-B	B2	B+	7.36	09/30/14	1,943,615	1,852,022
Travelport, Inc.	BTL-B	B2	B	7.45	08/23/13	222,332	217,376
Travelport, Inc.	LOC	B2	B	7.45	08/08/13	44,611	43,617

							5,389,393

Personal Transportation-1.5%

Continental Airlines, Inc.	BTL-A1	B2	B	8.96	06/01/11	285,714	286,071
Continental Airlines, Inc.	BTL-A2	B2	B	8.96	06/01/11	714,286	715,179
Delta Air Lines, Inc.	2nd Lien	B2	B	8.61	04/30/14	1,000,000	971,667
United Airlines, Inc.	Tranche B	B2	B	7.13	02/02/14	1,990,000	1,893,921
US Airways Group, Inc.	BTL	B3	B-	7.63	03/21/14	2,000,000	1,907,142

							5,773,980

Printing & Publishing-7.1%

Advanstar Communications, Inc.	1st Lien	B3	B	7.45	05/31/14	997,500	932,039
Advanstar Communications, Inc.	2nd Lien	B3	CCC+	10.36	11/30/14	1,000,000	960,000
Affinity Group, Inc.	BTL	Ba2	B	8.01	06/24/09	1,122,413	1,111,189
Affinity Group, Inc.	BTL-A	Ba2	B	8.01	03/20/14	242,585	240,159
Caribe Information Investment, Inc.	BTL-B	B2	B	7.45-7.76	03/31/13	1,882,086	1,825,624
Discovery Communications, Inc.	BTL-B	NR	NR	7.20	05/01/14	2,992,500	2,943,872
GateHouse Media Operating, Inc.	Delayed Draw	B1	B+	7.36-7.51	08/28/07	543,478	501,057
GateHouse Media Operating, Inc.	BTL	B1	B+	7.51	08/28/14	2,456,522	2,264,775
Idearc, Inc.	BTL-B	Ba3	BB	7.20	11/17/11	1,985,000	1,957,706
National CineMedia, Inc.	BTL	B1	B+	7.46	02/13/15	1,000,000	961,484
Penton Media, Inc.	BTL-B	B1	B	7.45-7.61	02/01/13	995,000	951,469
Reader’s Digest Associations, Inc.	BTL-B	B2	B	7.38-7.58	03/01/14	995,006	946,915
Thomas Nelson Publishers	BTL-B	B2	B	7.38-7.61	06/12/12	493,750	473,383
Thompson Publishing Group, Inc.	BTL	B3	B+	7.95	07/05/14	3,000,000	2,915,001
Tribune Co.	BTL-B	Ba3	BB-	8.36	05/01/14	5,985,000	5,462,144
Valassis Communications, Inc. (8)	BTL	B1	B+	6.95	03/02/14	1,432,133	1,337,254
Yell Group, Ltd.	BTL-B	Ba3	BB-	5.13	10/27/12	1,000,000	978,203

							26,762,274

Retail Stores-7.4%

Claire’s Stores, Inc.	BTL-B	B3	B	7.95	05/29/14	2,992,500	2,805,469
CSK Automotive, Inc.	BTL	B1	B+	8.38	06/30/12	990,037	977,662
David’s Bridal, Inc.	BTL	B2	B	7.36	01/31/14	1,990,000	1,880,550
Dollar General Corp.	BTL-B1	B3	B	8.11	07/06/14	1,000,000	953,906
General Nutrition Centers	BTL-B	B3	B-	7.61	08/16/13	1,995,000	1,903,978
JRD Holdings, Inc.	BTL	Ba3	B+	8.17	05/15/17	968,750	954,219
KIK Custom Products	CND TL	B2	B-	7.46	05/23/14	292,683	278,049
KIK Custom Products	BTL	B2	B-	7.46	05/23/14	1,707,317	1,621,951
Michaels Stores, Inc.	BTL	B2	B-	7.63-8.13	10/31/13	2,992,462	2,908,488
Neiman-Marcus Group, Inc.	BTL	B1	B+	7.45	04/06/13	822,785	812,317
Petco Animal Supplies, Inc.	BTL-B	B2	B	7.45-7.61	10/25/13	496,250	484,051
Quality Stores, Inc. (Central Tractor) + # @ (5) (6)	BTL-B	Caa2	NR	10.25	04/30/07	833,705	0
Quizno’s LLC	1st Lien	B2	B	7.45-7.61	05/05/13	2,217,583	2,158,332
Sally Holdings LLC	BTL-B	B2	B	8.01	11/01/13	990,000	976,542
Sally Holdings LLC	BTL-A	B2	B+	8.01	11/01/13	1,623,598	1,594,471
Smart & Final, Inc.	Delayed Draw	B1	B	8.20	05/21/14	402,010	387,940
Smart & Final, Inc.	1st Lien	B1	B	8.54	05/21/14	595,477	574,636
Smart & Final, Inc.	2nd Lien	B3	CCC	12.13	11/30/14	1,000,000	960,000
The Pantry, Inc. (8)	BTL	B1	BB-	6.88	05/04/14	1,551,667	1,493,479
Toys R Us, Inc.	BTL	B2	BB-	9.76	07/19/12	2,000,000	1,996,876
VCA Antech, Inc.	BTL-B	Ba3	B+	7.13	05/01/11	1,990,000	1,910,400

							27,633,316

Telecommunications-4.6%

American Cellular Corp.	BTL-B	B1	B-	7.36	04/01/14	1,995,000	1,987,311
Centennial Cellular Operating Co. LLC	BTL	B2	B	7.20-7.54	02/09/11	1,375,000	1,354,518
Cricket Communications, Inc.	BTL-B	B2	B+	7.45	06/16/13	2,962,500	2,931,640
Crown Castle Operating Co.	BTL	Ba3	BBB-	6.84-7.30	01/26/14	1,995,000	1,954,743
FairPoint Communications, Inc.	BTL-B	B1	BB-	7.00	02/08/12	1,000,000	985,000
Hargray Communications Group, Inc.	BTL	B2	NR	7.45	06/29/14	1,995,000	1,957,594
Hawaiian Telecom	BTL-B	B2	B-	7.45	06/01/14	988,633	960,520
IPC Systems, Inc.	1st Lien	B2	B	7.61	05/31/14	997,500	921,753
IPC Systems, Inc.	2nd Lien	Caa1	CCC+	10.45	05/31/14	1,000,000	855,625
MetroPCS Wireless, Inc.	BTL-B	B2	B-	7.50-7.63	11/02/13	990,000	976,202
Ntelos, Inc.	1st Lien	Ba3	BB-	7.38	08/24/11	1,444,441	1,426,386
Paetec Communications, Inc.	1st Lien	B2	B	7.63	02/15/13	644,293	640,803
Sorenson Communications, Inc.	Tranche B	B2	B	8.00	11/15/12	487,773	481,066

							17,433,161

Textiles & Leather- 0.3%

Globe Manufacturing Corp. + # @ (5) (6)	BTL-B	Caa2	NR	10.50	07/16/06	837,014	0
Hanesbrands, Inc.	BTL-B	Ba3	B+	6.88-7.11	09/05/13	872,500	862,139
William Carter Co.	BTL-B	Ba3	BB	6.63-6.86	07/14/12	342,405	337,340

							1,199,479

Utilities-4.5%

Boston Generating LLC	BTL-B	B1	BB-	7.45	12/20/13	773,466	759,071
Boston Generating LLC	Synthetic LOC	B1	BB-	7.61	12/20/13	220,690	216,582
Calpine Corp.	BTL	Ba3	CCC+	7.45	04/01/09	995,000	983,496
Concho Resources, Inc.	2nd Lien	NR	NR	9.74	03/28/12	1,124,000	1,119,785
Entegra Power Group LLC	2nd Lien	B3	B+	7.70	03/30/14	497,500	480,088
KGen Power Corp.	LOC	Ba3	BB	7.13	01/31/14	375,000	366,563
KGen Power Corp.	BTL	Ba3	BB	7.00	01/31/14	620,313	606,355
La Paloma Generating Co.	Delayed Draw	B1	BB-	6.95	08/16/12	14,825	14,405
La Paloma Generating Co.	LOC	B1	BB-	6.88	08/16/12	32,787	31,858
La Paloma Generating Co.	BTL-C	B3	B-	8.70	11/18/12	250,000	241,563
La Paloma Generating Co.	BTL-B	B1	BB-	6.95	08/16/12	186,142	180,868
LS Power Acquisition Co.	1st Lien	B1	BB-	7.19	05/01/14	1,590,000	1,556,213
Mach Gen LLC	LOC	B2	B+	7.20	02/22/13	281,250	273,488
Mach Gen LLC	BTL-B	B2	B+	7.50	02/22/14	2,698,359	2,623,885
NE Energy, Inc.	2nd Lien	B3	B-	9.75	05/01/14	250,000	241,875
NRG Energy, Inc. (8)	CLD	Ba3	B+	7.11	02/01/13	878,527	863,977
NRG Energy, Inc. (8)	BTL	Ba3	B+	7.11	02/01/13	2,110,866	2,075,906
NSG Holdings II LLC	LOC	Ba2	BB	7.21	06/15/14	102,041	98,214
NSG Holdings II LLC	BTL	Ba2	BB	7.21	06/15/14	882,514	849,420
Reliant Energy, Inc.	LOC	B2	B	5.59	12/01/13	2,000,000	1,932,500
TPF Generation Holdings LLC	2nd Lien	B3	B-	9.45	12/15/14	1,500,000	1,428,000

							16,944,112

Total Loans (cost $361,897,516)							348,486,521

CORPORATE BONDS-0.5%
Electronics-0.5%
NXP BV * (9)
Note
8.11% due 10/15/13 (cost $2,000,000)						2,000,000	1,857,500

COMMON STOCK-0.1%
Telecommunications-0.1%

Global Crossing, Ltd. †						175	3,689
SAVVIS Communications Corp. †						6,313	244,818

Total Common Stock (cost $125,981)							248,507

Total Long-Term Investment Securities (cost $364,023,497)							350,592,528

SHORT-TERM INVESTMENT SECURITIES-5.5%
Registered Investment Companies-5.5%

SSgA Money Market Fund (cost $20,945,531)						20,945,531	20,945,531

TOTAL INVESTMENTS-98.9% (cost $384,969,028) (10)							371,538,059
Other assets less liabilities-1.1%							4,039,821

NET ASSETS-100.0%							$375,577,880

BTL-Bank Term Loan

CND TL-Canadian Term Loan

LOC-Letter of Credit

FSRI-First Securities Repurchase Increase

CLD-Credit Linked Deposit

CLC-Credit Linked Commitment

CLTL-Credit Linked Term Loan

STFA-Senior Term Facilities Agreement

NR-Security is not rated.

†	Non-income producing security
@	Illiquid security. At September 30, 2007, the aggregate value of these securities was $0, representing 0.0% of net assets.
#	Fair valued security; see Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $1,857,500 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of September 30, 2007.

(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 70 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan was purchased through a participation agreement.
(8)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.
(10)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2007 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2007 for federal income tax purposes were as follows:

Cost (tax basis)	$384,969,855

Gross unrealized appreciation	$154,386
Gross unrealized depreciation	(12,749,168)

Net unrealized depreciation	$(12,594,782)

Note 4. Unfunded Loan Commitments

On September 30, 2007, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Big West Oil LLC	Delayed Draw Term Loan	05/15/14	$1,100,000
Community Health Systems, Inc.	Delayed Draw Term Loan	07/15/14	247,486
Fender Musical Instruments Corp.	Delayed Draw Term Loan	06/06/14	333,333
Golden Nugget, Inc.	Delayed Draw Term Loan	06/08/14	727,273
Hub International Holdings, Inc.	Delayed Draw Term Loan	06/13/14	376,471
IASIS Healthcare Corp.	Delayed Draw Term Loan	06/15/14	124,006
Isle of Capri Casinos, Inc.	Delayed Draw Term Loan	11/30/13	352,941
NRG Energy, Inc.	Delayed Draw Term Loan	05/23/14	2,000,000
The Pantry, Inc.	Delayed Draw Term Loan	05/04/14	444,444
Univision Communications, Inc.	Delayed Draw Term Loan	03/28/14	241,611
Valassis Communications, Inc.	Delayed Draw Term Loan	03/02/14	426,667
Veyance Technologies, Inc.	Delayed Draw Term Loan	07/02/14	375,000
WMG Acquisition Corp.	Revolver	01/18/11	500,000

Note 5. Other Information

The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., AIG SunAmerica Capital Services, Inc. and AIG Global Investment Corp. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact to the Fund or the Fund’s shareholders.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 29, 2007